3500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/us

August 8, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information in the revised Prospectus that reflects the risk/return summary information for the Funds as filed pursuant to Rule 497(c) under the 1933 Act on July 30, 2018 (Accession Number 0001193125-18-229813).

If you have any questions regarding this filing, please contact me at (630) 868-7179.

Very truly yours,

Invesco Exchange-Traded Self-Indexed Fund Trust

/s/ Anna Paglia
Anna Paglia
Head of Legal Invesco Capital Management LLC

800 983 0903     invesco.com     @Invesco